Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 4,235	$ 5,163	$ 4,615	$ 5,567
Receivables	20,959	22,526
Inventories, net	7,220	7,008
Property, plant and equipment, net	6,443	6,865
Equipment under operating leases	1,712	1,518
Investments in unconsolidated subsidiaries and affiliates	574	605
Goodwill and intangibles	3,273	3,334
Other	4,514	4,894
TOTAL ASSETS	48,930	51,913
Liabilities and equity:
Debt	27,340	29,594
Trade payables	5,944	5,982
Other liabilities	10,808	11,376
Total equity	4,838	4,961	5,144	4,955
TOTAL EQUITY AND LIABILITIES	48,930	51,913
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	2	7	251	5
Deposits in subsidiaries’ cash management pools	297	230
Receivables	576	658
Inventories, net	186	233
Property, plant and equipment, net	74	75
Investments in unconsolidated subsidiaries and affiliates	251	245
Investments in consolidated subsidiaries	10,887	10,877
Goodwill and intangibles	9	50
Other	263	258
TOTAL ASSETS	12,545	12,633
Liabilities and equity:
Debt	5,653	5,622
Trade payables	258	307
Other liabilities	1,842	1,782
Total equity	4,792	4,922
TOTAL EQUITY AND LIABILITIES	12,545	12,633
Case New Holland Industrial Inc. [Member]
Assets:
Receivables	884	1,034
Investments in consolidated subsidiaries	7,085	6,965
Other	186	(55)
TOTAL ASSETS	8,155	7,944
Liabilities and equity:
Debt	5,054	5,011
Trade payables	106	18
Other liabilities	(37)	(69)
Total equity	3,032	2,984
TOTAL EQUITY AND LIABILITIES	8,155	7,944
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	56	39	45	38
Deposits in subsidiaries’ cash management pools	4,857	4,135
Receivables	4,493	5,479
Inventories, net	1,728	1,711
Property, plant and equipment, net	1,153	1,186
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	2,102	2,110
Goodwill and intangibles	2,799	2,824
Other	1,037	696
TOTAL ASSETS	18,226	18,181
Liabilities and equity:
Debt	3,371	3,275
Trade payables	1,914	2,257
Other liabilities	3,450	3,272
Total equity	9,491	9,377
TOTAL EQUITY AND LIABILITIES	18,226	18,181
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,177	5,117	$ 4,319	$ 5,524
Receivables	30,843	33,393
Inventories, net	5,306	5,064
Property, plant and equipment, net	5,216	5,604
Equipment under operating leases	1,712	1,518
Investments in unconsolidated subsidiaries and affiliates	322	359
Investments in consolidated subsidiaries	860	1,530
Goodwill and intangibles	465	460
Other	3,846	5,164
TOTAL ASSETS	52,747	58,209
Liabilities and equity:
Debt	31,175	34,947
Trade payables	5,860	6,145
Other liabilities	7,255	7,957
Total equity	8,457	9,160
TOTAL EQUITY AND LIABILITIES	52,747	58,209
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(5,154)	(4,365)
Receivables	(15,837)	(18,038)
Investments in consolidated subsidiaries	(20,934)	(21,482)
Other	(818)	(1,169)
TOTAL ASSETS	(42,743)	(45,054)
Liabilities and equity:
Debt	(17,913)	(19,261)
Trade payables	(2,194)	(2,745)
Other liabilities	(1,702)	(1,566)
Total equity	(20,934)	(21,482)
TOTAL EQUITY AND LIABILITIES	$ (42,743)	$ (45,054)